TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES
20	TRADE AND OTHER PAYABLES

	2023	2022
	US$’000	US$’000

Trade payables	8,520	10,035
Accrued expenses	15,017	19,250
Earn-out consideration (Note 37)	8,061	-
Other	250	454
	31,848	29,739
Non-current trade and other payables	(1,153)	(140)
Current trade and other payables	30,695	29,599

Trade payables, accruals and other payables comprising of amounts outstanding for trade purchases and ongoing costs, are recognised at amortised cost and their carrying value approximates fair value. The remaining payment terms are predominately 30 days.

The non-current trade and other payables for 2023 relates to earn-out consideration (Note 37).

The Group’s trade and other payables are predominantly non-interest bearing and unsecured.